Financial instruments - Foreign currency risk sensitivity (Details) - Foreign currency risk - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax, favorable	£ 27,236	£ 2,471
Effect on profit before tax, unfavorable	(27,236)	(2,471)
Equity, favorable	27,489	2,471
Equity, unfavorable	(27,489)	(2,471)
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax, favorable	195	140
Effect on profit before tax, unfavorable	(195)	(140)
Equity, favorable	5,908	140
Equity, unfavorable	£ (5,908)	£ (140)